UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06444
Legg Mason Partners Equity Trust
(Exact name of registrant as specified in charter)
125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: April 30
Date of reporting period: July 31, 2007

ITEM 1.     SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST
LEGG MASON PARTNERS
ALL CAP FUND
FORM N-Q
JULY 31, 2007

Legg Mason Partners All Cap Fund
Schedule of Investments (unaudited)
July 31, 2007

Shares	Security	Value

COMMON STOCKS — 99.4%
CONSUMER DISCRETIONARY — 18.1%
Household Durables — 1.7%
300,000	Ryland Group Inc.	$9,975,000
497,400	Toll Brothers Inc. *	10,907,982

	Total Household Durables	20,882,982

Internet & Catalog Retail — 7.5%
562,480	Amazon.com Inc. *	44,177,179
1,133,220	Expedia Inc. *	30,154,984
646,990	IAC/InterActiveCorp. *	18,594,493

	Total Internet & Catalog Retail	92,926,656

Media — 4.0%
313,240	E.W. Scripps Co., Class A Shares	12,833,443
1,309,540	Time Warner Inc.	25,221,740
1,064,100	XM Satellite Radio Holdings Inc., Class A Shares *	12,183,945

	Total Media	50,239,128

Multiline Retail — 2.8%
250,300	Sears Holdings Corp. *	34,238,537

Specialty Retail — 2.1%
690,345	Home Depot Inc.	25,660,124

	TOTAL CONSUMER DISCRETIONARY	223,947,427

FINANCIALS — 21.6%
Capital Markets — 3.8%
249,936	Blackstone Group LP *	6,000,963
704,400	E*TRADE Financial Corp. *	13,045,488
1,641,500	TD Ameritrade Holding Corp. *	27,823,425

	Total Capital Markets	46,869,876

Consumer Finance — 0.7%
122,450	Capital One Financial Corp.	8,664,562

Diversified Financial Services — 7.0%
755,029	Bank of America Corp.	35,803,475
1,149,591	JPMorgan Chase & Co.	50,593,500

	Total Diversified Financial Services	86,396,975

Insurance — 7.5%
594,300	American International Group Inc.	38,142,174
879,090	Security Capital Assurance Ltd.	20,377,306
380,180	Travelers Cos. Inc.	19,305,541
194,400	XL Capital Ltd., Class A Shares	15,135,984

	Total Insurance	92,961,005

Thrifts & Mortgage Finance — 2.6%
1,118,500	Countrywide Financial Corp.	31,508,145

	TOTAL FINANCIALS	266,400,563

HEALTH CARE — 19.3%
Biotechnology — 6.4%
548,100	Affymetrix Inc. *	13,362,678
838,911	Alkermes Inc. *	11,946,093
146,575	Amgen Inc. *	7,876,940
1,577,100	CV Therapeutics Inc. *	15,629,061
313,465	ImClone Systems Inc. *	10,312,998
888,900	Mannkind Corp. *	9,386,784
801,150	Medarex Incorporated *	11,344,284

	Total Biotechnology	79,858,838

Health Care Providers & Services — 12.8%
773,300	Aetna Inc.	37,172,531
See Notes to Schedule of Investments.

Legg Mason Partners All Cap Fund
Schedule of Investments (unaudited) (continued)
July 31, 2007

Shares	Security	Value

Health Care Providers & Services — 12.8% (continued)
279,500	Cardinal Health Inc.	$18,371,535
1,049,390	UnitedHealth Group Inc.	50,821,958
683,700	WellPoint Inc. *	51,359,544

	Total Health Care Providers & Services	157,725,568

Pharmaceuticals — 0.1%
21,975	Sepracor Inc. *	618,157

	TOTAL HEALTH CARE	238,202,563

INDUSTRIALS — 9.9%
Airlines — 1.9%
538,744	UAL Corp. *	23,780,160

Commercial Services & Supplies — 1.9%
723,550	Republic Services Inc.	23,117,422

Electrical Equipment — 1.3%
1,432,750	Solarfun Power Holdings Co., Ltd., ADR *	15,831,888

Road & Rail — 4.8%
291,429	Arkansas Best Corp.	10,500,187
1,412,200	Hertz Global Holdings Inc. *	31,619,158
522,750	YRC Worldwide Inc. *	16,790,730

	Total Road & Rail	58,910,075

	TOTAL INDUSTRIALS	121,639,545

INFORMATION TECHNOLOGY — 16.3%
Computers & Peripherals — 2.0%
218,700	International Business Machines Corp.	24,199,155

Electronic Equipment & Instruments — 1.6%
878,800	Jabil Circuit Inc.	19,799,364

Internet Software & Services — 2.5%
1,347,300	Yahoo! Inc. *	31,324,725

Semiconductors & Semiconductor Equipment — 7.1%
3,404,285	Micron Technology Inc. *	40,408,863
939,070	Texas Instruments Inc.	33,045,873
236,900	Trina Solar Ltd., ADR *	14,595,409

	Total Semiconductors & Semiconductor Equipment	88,050,145

Software — 3.1%
1,133,000	Red Hat Inc. *	23,589,060
743,000	Symantec Corp. *	14,265,600

	Total Software	37,854,660

	TOTAL INFORMATION TECHNOLOGY	201,228,049

MATERIALS — 5.9%
Chemicals — 1.7%
917,500	Nalco Holding Co.	21,139,200

Metals & Mining — 4.2%
850,375	Arcelor Mittal, Class A	51,889,882

	TOTAL MATERIALS	73,029,082

TELECOMMUNICATION SERVICES — 4.3%
Diversified Telecommunication Services — 1.4%
3,332,900	Level 3 Communications Inc. *	17,431,067

Wireless Telecommunication Services — 2.9%
1,752,868	Sprint Nextel Corp.	35,986,380

	TOTAL TELECOMMUNICATION SERVICES	53,417,447

See Notes to Schedule of Investments.

Legg Mason Partners All Cap Fund
Schedule of Investments (unaudited) (continued)
July 31, 2007

Shares	Security	Value

UTILITIES — 4.0%
Independent Power Producers & Energy Traders — 4.0%
2,522,700	AES Corp. *	$49,571,056

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost — $1,262,063,463)	1,227,435,732

Face
Amount

SHORT-TERM INVESTMENT — 0.5%
Repurchase Agreement — 0.5%
$5,835,000
Interest in $493,653,000 joint tri-party repurchase agreement dated 7/31/07 with Greenwich Capital Markets Inc., 5.290% due 8/1/07; Proceeds at maturity- $5,835,857; (Fully collateralized by various U.S. government agency obligations, 5.500% to 6.000% due 3/1/37 to 8/1/37; Market value - $5,951,718)

	(Cost — $5,835,000)	5,835,000

	TOTAL INVESTMENTS — 99.9% (Cost — $1,267,898,463#)	1,233,270,732
	Other Assets in Excess of Liabilities — 0.1%	773,916

	TOTAL NET ASSETS — 100.0%	$1,234,044,648

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule: ADR — American Depositary Receipt
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners All Cap Fund (the “Fund”) is a non-diversified separate investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.
(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
(c) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At July 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$84,000,909
Gross unrealized depreciation	(118,628,640)

Net unrealized depreciation	$(34,627,731)

ITEM 2.	CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 3.	EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Partners Equity Trust

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer
Date: September 26, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer
Date: September 26, 2007

By	/s/ Kaprel Ozsolak

Kaprel Ozsolak
Chief Financial Officer
Date: September 26, 2007